CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 65	$ 17,606
Other current assets	370	352
Total current assets	435	17,958
Land held for development (Note 3)	5,476,097	5,476,097
Other assets	80	80
Total assets	5,476,612	5,494,135
Current liabilities
Notes and line of credit payable (Note 5)	1,962,500	1,962,500
Debenture payable (net of unamortized finance costs of $2,153 in 2017 and $3,178 in 2016) (Note 9)	47,847	46,822
Convertible debentures payable (net of unamortized finance costs of $71,394 in 2017 and $104,004 in 2016) (Note 9)	1,728,606	1,695,996
Short term note and interest bearing advance (Note 6)	39,299	0
Accounts payable and accrued expenses due related parties (Note 4)	3,427,168	2,772,164
Accounts payable and accrued expenses - other (Note 4)	2,424,040	2,012,526
Total current liabilities	9,629,460	8,490,008
Notes payable due related parties (Note 7)	202,628	115,000
Notes payable due others (Note 7)	87,500	22,500
Total liabilities	9,919,588	8,627,508
Stockholders' deficiency (Note 11)
Preferred stock, $.01 par value; shares authorized 5,000,000, outstanding 2,086,000 in 2017 and 2016 (aggregate liquidation preference of $2,519,080 in 2017 and 2016).	20,860	20,860
Common stock, $.001 par value; shares authorized 50,000,000, Issued: 39,052,472 in 2016 and 2015, outstanding: 36,297,576 in 2016 and 2015.	39,052	39,052
Additional paid-in capital	35,526,362	35,643,373
Unearned ESOP shares	(3,202,274)	(3,320,875)
Accumulated deficit	(36,679,875)	(35,370,272)
Treasury stock, at cost, 607,161 shares at December 31, 2017 and 527,616 shares at December 31, 2016	(147,101)	(145,511)
Total stockholders' deficiency	(4,442,976)	(3,133,373)
Liabilities and Equity	$ 5,476,612	$ 5,494,135